SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES (Details)	6 Months Ended
Jun. 30, 2026
LOBO BVI [Member]
Date of incorporation	October 2021
Place of incorporation	BVI
Percentage of effective ownership, percentage	100.00%
Principal Activities	Holding company
LOBO HK [Member]
Date of incorporation	November 2021
Place of incorporation	HK
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
LOBO MATRIX [Member]
Date of incorporation	September 2024
Place of incorporation	BVI
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
Lobo Scientific [Member]
Date of incorporation	November 2024
Place of incorporation	U.S.
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
Jiangsu LOBO [Member]
Date of incorporation	November 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	WFOE, a holding company
Tianjin LOBO [Member]
Date of incorporation	October 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Production of electric bicycles, urban tricycles and elderly scooters
Tianjin Bibosch [Member]
Date of incorporation	March 2022
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Foreign sales of e-bicycle and UVT
Wuxi Zella [Member]
Date of incorporation	August 2024
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Trade agency company
Dezhou LOBO [Member]
Date of incorporation	April 2025
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Manufacture and Sale of General Equipment
LOBO (Hangzhou) Data Service Co., Ltd. [Member]
Date of incorporation	December 2025
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Data Technology Services
LOBO TECHNOLOGIES (KENYA) LIMITED [Member]
Date of incorporation	May 2026
Place of incorporation	Kenya
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company